Taxation - Unrecognised deferred tax assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	$ 807	$ 719	$ 428
Trading and capital losses expiring.
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	221	91	63
Deductible temporary differences for which no deferred tax asset is recognised	943	357	236
Trading and capital losses expiring. | Within 10 years
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	26	1
Deductible temporary differences for which no deferred tax asset is recognised	104	4	2
Trading and capital losses expiring. | More than 10 years
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	32	11
Deductible temporary differences for which no deferred tax asset is recognised	153	53
Trading and capital losses expiring. | Indefinite
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	163	79	63
Deductible temporary differences for which no deferred tax asset is recognised	686	300	234
Tax credits and State tax losses expiring
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	586	628	365
Tax credits and State tax losses expiring | Within 10 years
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	115	101	36
Tax credits and State tax losses expiring | More than 10 years
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	384	441	255
Tax credits and State tax losses expiring | Indefinite
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	$ 87	$ 86	$ 74